PRESENTATION OF THE FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net loss attributable to common stockholders	$ (4,679,000)	$ (7,817,000)	$ (9,223,000)	$ (15,195,000)	$ (14,447,000)	$ (6,861,000)
Basic EPS:
Common shares outstanding, beginning of period	17,687,179	15,454,623	15,454,623	15,211,290	15,211,290	15,211,290
Weighted average common stock retired	(2,576,779)	0	(836,983)	(296,533)
Weighted average common shares issued during the period	0	0	1,257,143	498,613	212,365
Denominator for basic earnings per common shares	0	0	0	0	0	0
Weighted average common shares	15,110,400	15,454,623	15,874,783	15,413,370	15,423,655	15,211,290
Diluted EPS:
Diluted Common shares outstanding, beginning of period	17,687,179	15,454,623	15,454,623	15,211,290	15,211,290	15,211,290
Diluted Weighted average common stock retired	(2,576,779)	0	(836,983)	(296,533)
Diluted Weighted average common shares issued during the period	0	0	1,257,143	498,613	212,365	0
Dilited Denominator for basic earnings per common shares	0	0	0	0
Preferred Stock Series A, beginning of period	720,000	720,000	720,000	720,000	48,000	48,000
Preferred Stock Series B, beginning of period	2,495,000	2,495,000	2,495,000	2,495,000	594,048	594,048
Preferred Stock Series C, beginning of period	911,149	911,149	911,149	911,149	12,148,653	11,798,653
Preferred Stock Series D, beginning of period	1,979,000	1,979,000	1,979,000	1,881,500	5,017,333	1,644,000
Stock payable, beginning of period	156,000	1,300,000	1,300,000	1,743,000	2,324,000	590,667
Reduction of stock payable due to issuance					(660,000)	0
Weighted average preferred stock series C purchased during the period					0	271,960
Weighted average preferred stock series D purchased during the period				260,000	197,078	2,703,616
Weighted average stock payable issued during the period	0	0	0	0	0	940,273
Weighted average diluted effect of stock options	2,771,081	2,342,660	2,686,722	2,127,915	2,453,486	2,492,996
Weighted average diluted effect of warrants	7,622,411	6,110,534	7,756,204	6,443,472	6,901,474	5,722,661
Lock-Up Agreements - common stock equivalents	0	(5,711,111)	0	(5,711,111)	(5,711,111)	0
Denominator for diluted earnings per common shares					$ 0	$ 0
Weighted average common shares	31,765,041	25,601,854	33,722,857	26,284,295	38,736,615	42,018,163